Basis of preparation and accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Expected Impact on the Income Statement and Statement of Financial Position

The table below sets out the expected impact on the income statement and the most significantly impacted statement of financial position accounts.

	2017 as reported £m	IFRS 9 impact £m	IFRS 15 impact £m	IFRS 16 impact £m	2017 as restated £m
Income statement
Revenue	7,355	–	(14)	–	7,341
Adjusted operating profit	2,284	–	(11)	11	2,284
Reported operating profit	1,905	–	(11)	11	1,905
Net finance costs	(182)	(2)	–	(15)	(199)
Adjusted net profit attributable to RELX PLC and RELX NV shareholders	1,635	(2)	(9)	(4)	1,620
Reported net profit attributable to RELX PLC and RELX NV shareholders	1,659	(2)	(9)	–	1,648
Adjusted EPS	81.0p	(0.1p )	(0.5p )	(0.2p )	80.2p
Reported EPS	82.2p	(0.1p )	(0.5p )	–	81.6p
Statement of financial position
Right of use asset	16	–	–	272	288
Borrowings (including lease liability)	(4,886)	14	–	(381)	(5,253)
Finance lease receivable	–	–	–	56	56
Deferred income	(1,834)	–	(76)	–	(1,910)